Business segment information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Reconciliation of total assets:
Interest-earning assets - business segment	$ 7,908,977	[1],[2],[3]	$ 7,468,136	[1],[2],[3]	$ 6,743,769	[1],[2],[3]
Allowance for loan losses	(79,675)		(72,751)		(72,976)		(88,547)
Customers' liabilities under acceptances	114,018		1,128		1,157
Accrued interest receivable	47,938		40,727		37,819
Equipment and leasehold improvements, net	8,129		10,466		12,808
Derivative financial instruments used for hedging - receivable	12,324	[4]	15,217	[4]	19,239
Other assets	13,561		8,389		14,580
Total assets - consolidated financial statements	$ 8,025,272		$ 7,471,312		$ 6,756,396

[1]	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
[2]	Includes cash and due from banks, interest-bearing deposits with banks, securities available-for-sale and held-to-maturity, trading securities and the balance of investment funds.
[3]	The numbers set out in these tables have been rounded and accordingly may not total exactly.
[4]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.